Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP Thrift
EBP, Tax Status [Line Items]
EBP, Tax Status	Income Tax Status
The Plan is not subject to federal income taxes as all contributions to the Plan and earnings are fully vested and treated as taxable to the employee. All employee contributions to the Plan are made on an after-tax basis. Employer contributions to the Plan are not deferred and therefore are included in the employee’s taxable income.